Summary of Significant Accounting Policies - Schedule of Common Stock Issuable Upon Vesting and Exercise (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Common Stock Issuable Upon Vesting and Exercise [Line Items]
Shares issuable upon exercise of stock options	3,905	17,584
Lender Warrant [Member]
Schedule of Common Stock Issuable Upon Vesting and Exercise [Line Items]
Shares issuable upon exercise of purchase of common stock	625	625
Underwriter Warrant [Member]
Schedule of Common Stock Issuable Upon Vesting and Exercise [Line Items]
Shares issuable upon exercise of purchase of common stock	4,500	4,500
Restricted Stock Units (RSUs) [Member]
Schedule of Common Stock Issuable Upon Vesting and Exercise [Line Items]
Shares issuable upon vesting of RSUs	115	2,828